Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets:
Opening balance	$ 33,490	$ 36,247
Effect of exchange rate	(1,635)	(2,757)
Total	$ 31,855	$ 33,490